Net Loss Per Share - Schedule of Diluted Net Loss Per Ordinary Share Effect Anti-Dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	14,781,618	320,991,761	313,741,326
Options [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	11,163,778	32,490,743	30,717,331
RSAs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		1,295,450	2,590,897
RSUs [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares	3,617,840	7,694,426	5,006,247
Series A-1 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		50,997,533	50,997,533
Series A-2 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		47,849,869	47,849,869
Series A-3 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		9,503,120	9,503,120
Series B-1 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		44,047,138	44,047,138
Series B-2 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		30,539,060	30,539,060
Series B-3 Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		7,054,530	7,054,530
Series C Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		45,971,348	45,971,348
Series D Convertible redeemable preferred shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		43,548,544	39,464,250
Convertible Redeemable Preferred Shares [Member]
Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive [Line Items]
Anti-dilutive shares		279,511,142	275,426,850